General and administrative costs	12 Months Ended
Dec. 31, 2018
Text block [abstract]
General and administrative costs
7	General and administrative costs

The general and administrative costs consist of the following components:

	2018	2017	2016
	(€’000)
Depreciation, amortization and impairments	128,954	108,252	89,835
Share-based payments	12,704	9,929	7,890
M&A transaction costs	3,235	4,604	2,429
Employee benefit expenses (excluding share-based payments)	18,407	16,918	16,279
Other general and administrative costs	31,346	27,487	22,124
	194,646	167,190	138,557